Putnam Floating Rate Income Fund Supplement	Nov. 16, 2016	Nov. 01, 2016
Putnam Floating Rate Income Fund Supplement
Document Type		497
Document Period End Date		Dec. 31, 2015
Registrant Name		PUTNAM FUNDS TRUST
Central Index Key		0001005942
Amendment Flag		false
Trading Symbol		PFT
Document Creation Date		Nov. 01, 2016
Document Effective Date		Oct. 27, 2016
Prospectus Date		Jun. 30, 2016
Supplement Text

Prospectus Supplement	October 27, 2016

Putnam Floating Rate Income Fund
Prospectus dated June 30, 2016

The sub-section “Average annual total returns after sales charges” in the section Investments, risks, and performance is deleted in its entirety and replaced with the following:

Average annual total returns after sales charges
(for periods ending 12/31/15)

Share class	1 year	5 years	10 years

Class A before taxes	-2.16%	2.88%	2.99%

Class A after taxes on distributions	-3.95%	1.10%	1.12%

Class A after taxes on distributions and sale of fund
shares	-1.21%	1.48%	1.55%

Class B before taxes	-2.32%	2.88%	2.74%

Class C before taxes	-2.75%	2.34%	2.33%

Class M before taxes	-1.96%	2.88%	2.92%

Class R before taxes	-1.42%	2.83%	2.84%

Class Y before taxes	-0.92%	3.34%	3.37%

S&P/LSTA Leveraged Loan Index (LLI)
(no deduction for fees, expenses or taxes)	-0.69%	3.41%	4.31%

As of October 1, 2016, the S&P/LSTA Leveraged Loan Index (LLI) replaced the Bloomberg Barclays U.S. High Yield Loan Index as the benchmark for this fund because the Bloomberg Barclays U.S. High Yield Loan Index was retired effective September 30, 2016. The average annual total returns of the Bloomberg Barclays U.S. High Yield Loan Index for the one-, five-, and ten-year periods ended on December 31, 2015 were -0.83%, 3.41%, and 4.40%, respectively.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.

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